Consolidated Schedule of Investments (Unaudited) December 31, 2023

KraneShares Global Carbon Strategy ETF

	Shares	Value
SHORT-TERM INVESTMENT — 73.2%
State Street Institutional U.S. Government Money Market Fund, Cl Premier, 5.320% (A)	321,120,393	$321,120,393
TOTAL SHORT-TERM INVESTMENT (Cost $321,120,393)		321,120,393

TOTAL INVESTMENTS — 73.2% (Cost $321,120,393)		321,120,393
OTHER ASSETS LESS LIABILITIES – 26.8%		117,558,340
NET ASSETS - 100%		$438,678,733

A list of the open futures contracts held by the Fund at December 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
CA Carbon Allowance^	462	Dec-2025	$20,439,787	$20,725,320	$285,533
CA Carbon Allowance ^	2,468	Dec-2024	97,236,027	104,445,760	7,209,733
Euro FX ^	2	Mar-2024	270,192	276,875	6,683
ICE ECX Emission ^	2,783	Dec-2024	225,984,379	247,077,867	18,211,644
ICE ECX Emission ^	243	Dec-2025	20,509,486	22,244,891	1,485,293
RGGI VINTAGE ^	1,298	Dec-2024	20,441,792	21,105,480	663,688
UK Emission Allowance ^	375	Dec-2024	20,578,896	21,990,210	1,286,012
			$405,460,559	$437,866,403	$29,148,586

^	Security is held by the KFA Global Carbon Subsidiary, Ltd. as of December 31, 2023.
(A)	The rate shown is the 7-day effective yield as of December 31, 2023.

See “Glossary” for abbreviations.

KRS-QH-020-0600

Consolidated Schedule of Investments (Unaudited) December 31, 2023

KraneShares European Carbon Allowance Strategy ETF

	Shares	Value
SHORT-TERM INVESTMENT — 78.9%
State Street Institutional U.S. Government Money Market Fund, Cl Premier, 5.320% (A)	14,740,950	$14,740,950
TOTAL SHORT-TERM INVESTMENT (Cost $14,740,950)		14,740,950

TOTAL INVESTMENTS — 78.9% (Cost $14,740,950)		14,740,950
OTHER ASSETS LESS LIABILITIES – 21.1%		3,952,206
NET ASSETS - 100%		$18,693,156

A list of the open futures contracts held by the Fund at December 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Euro FX ^	1	Mar-2024	$135,096	$138,437	$3,341
ICE ECX Emission ^	209	Dec-2024	16,881,616	18,555,255	1,464,862
			$17,016,712	$18,693,692	$1,468,203

^	Security is held by the KraneShares European Carbon Subsidiary, Ltd. as of December 31, 2023.
(A)	The rate shown is the 7-day effective yield as of December 31, 2023.

See “Glossary” for abbreviations.

KRS-QH-029-0500

Consolidated Schedule of Investments (Unaudited) December 31, 2023

KraneShares California Carbon Allowance Strategy ETF

	Shares	Value
SHORT-TERM INVESTMENT — 84.2%
State Street Institutional U.S. Government Money Market Fund, Cl Premier, 5.320% (A)	226,413,880	$226,413,880
TOTAL SHORT-TERM INVESTMENT (Cost $226,413,880)		226,413,880

TOTAL INVESTMENTS — 84.2% (Cost $226,413,880)		226,413,880
OTHER ASSETS LESS LIABILITIES – 15.8%		42,370,499
NET ASSETS - 100%		$268,784,379

A list of the open futures contracts held by the Fund at December 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
CA Carbon Allowance ^	6,344	Dec-2024	$263,004,543	$268,478,080	$5,473,537

^	Security is held by the KraneShares California Carbon Subsidiary, Ltd. as of December 31, 2023.
(A)	The rate shown is the 7-day effective yield as of December 31, 2023.

See “Glossary” for abbreviations.

KRS-QH-030-0500

Consolidated Schedule of Investments (Unaudited) December 31, 2023

KraneShares Global Carbon Offset Strategy ETF

	Shares	Value
SHORT-TERM INVESTMENT — 24.5%
State Street Institutional U.S. Government Money Market Fund, Cl Premier, 5.320% (A)	213,484	$213,484
TOTAL SHORT-TERM INVESTMENT (Cost $213,484)		213,484

TOTAL INVESTMENTS — 24.5% (Cost $213,484)		213,484
OTHER ASSETS LESS LIABILITIES – 75.5%		658,571
NET ASSETS - 100%		$872,055

A list of the open futures contracts held by the Fund at December 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
CBL Global Emission Offset ^	100	Dec-2024	$53,752	$59,000	$5,248
CBL Nature-Based Global Emission Offset ^	170	Dec-2024	207,508	151,300	(56,208)
			$261,260	$210,300	$(50,960)

^	Security is held by the KraneShares Global Carbon Offset Strategy Subsidiary, Ltd. as of December 31, 2023.
(A)	The rate shown is the 7-day effective yield as of December 31, 2023.

See “Glossary” for abbreviations.

KRS-QH-034-0400

Consolidated Schedule of Investments (Unaudited) December 31, 2023

KraneShares Electrification Metals Strategy ETF

	Shares	Value
SHORT-TERM INVESTMENT — 79.2%
State Street Institutional U.S. Government Money Market Fund, Cl Premier, 5.320% (A)	2,118,522	$2,118,522
TOTAL SHORT-TERM INVESTMENT (Cost $2,118,522)		2,118,522

TOTAL INVESTMENTS — 79.2% (Cost $2,118,522)		2,118,522
OTHER ASSETS LESS LIABILITIES – 20.8%		556,927
NET ASSETS - 100%		$2,675,449

A list of the open futures contracts held by the Fund at December 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Aluminum ^	4	Mar-2024	$212,044	$237,375	$25,331
Cobalt Fastmarket ^	7	Mar-2024	230,054	219,139	(10,915)
Copper ^	8	Mar-2024	726,060	778,100	52,040
Lithium Lioh Come ^	5	Mar-2024	91,060	86,000	(5,060)
LME Nickel ^	6	Mar-2024	595,740	597,348	1,608
LME Primary Aluminum ^	6	Mar-2024	318,872	357,150	38,278
LME Zinc ^	7	Mar-2024	425,698	466,113	40,415
			$2,599,528	$2,741,225	$141,697

^	Security is held by the KraneShares Electrification Metals Strategy Subsidiary, Ltd. as of December 31, 2023.
(A)	The rate shown is the 7-day effective yield as of December 31, 2023.

See “Glossary” for abbreviations.

KRS-QH-036-0300

Schedule of Investments (Unaudited) December 31, 2023

KraneShares Rockefeller Ocean Engagement ETF

	Shares	Value
COMMON STOCK — 95.4% ‡
CANADA — 5.0%
Consumer Staples — 5.0%
Loblaw	837	$81,428
Premium Brands Holdings, Cl A	706	50,345

TOTAL CANADA		131,773

CHINA — 3.4%
Consumer Discretionary — 2.3%
Yum China Holdings	1,425	60,463

Industrials — 1.1%
COSCO SHIPPING Ports	40,000	28,891

TOTAL CHINA		89,354

DENMARK — 4.4%
Industrials — 2.9%
AP Moller - Maersk, Cl B	10	17,989
Vestas Wind Systems *	1,804	57,288
		75,277
Materials — 1.5%
Novozymes, Cl B	732	40,254

TOTAL DENMARK		115,531

FAROE ISLANDS — 2.0%
Consumer Staples — 2.0%
Bakkafrost	989	51,808

TOTAL FAROE ISLANDS		51,808

FINLAND — 4.2%
Energy — 2.3%
Neste	1,664	59,207

Industrials — 1.9%
Konecranes	1,134	51,084

TOTAL FINLAND		110,291

FRANCE — 7.9%
Consumer Staples — 1.5%
Danone	586	37,985

Industrials — 5.4%
Bureau Veritas	2,178	55,024
Cie de Saint-Gobain	1,188	87,480
		142,504

Schedule of Investments (Unaudited) December 31, 2023

KraneShares Rockefeller Ocean Engagement ETF

	Shares	Value
COMMON STOCK (continued)
Information Technology — 1.0%
Capgemini	128	$26,688

TOTAL FRANCE		207,177

JAPAN — 5.5%
Consumer Staples — 3.5%
Nissui	8,000	43,076
Shiseido	1,600	48,256
		91,332
Industrials — 2.0%
Nippon Yusen	400	12,402
Penta-Ocean Construction	7,200	40,443
		52,845
TOTAL JAPAN		144,177

LUXEMBOURG — 2.3%
Health Care — 2.3%
Eurofins Scientific	930	60,592

TOTAL LUXEMBOURG		60,592

MEXICO — 2.5%
Consumer Staples — 2.5%
Arca Continental	6,000	65,788

TOTAL MEXICO		65,788

PORTUGAL — 1.9%
Consumer Staples — 1.9%
Jeronimo Martins	1,960	49,884

TOTAL PORTUGAL		49,884

SPAIN — 2.9%
Health Care — 0.6%
Pharma Mar	306	13,886

Utilities — 2.3%
EDP Renovaveis	2,974	60,859

TOTAL SPAIN		74,745

SWITZERLAND — 2.2%
Materials — 2.2%
DSM-Firmenich	567	57,623

TOTAL SWITZERLAND		57,623

Schedule of Investments (Unaudited) December 31, 2023

KraneShares Rockefeller Ocean Engagement ETF

	Shares	Value
COMMON STOCK (continued)
THAILAND — 4.3%
Consumer Staples — 2.1%
Thai Union Group, Cl F	125,000	$54,933

Materials — 2.2%
Indorama Ventures	74,000	59,079

TOTAL THAILAND		114,012

UNITED KINGDOM — 10.4%
Consumer Staples — 4.0%
Nomad Foods *	3,368	57,088
Reckitt Benckiser Group PLC	700	48,366
		105,454
Energy — 3.1%
Subsea 7	5,478	79,939

Utilities — 3.3%
SSE PLC	3,640	86,123

TOTAL UNITED KINGDOM		271,516

UNITED STATES — 36.5%
Consumer Discretionary — 1.3%
Sweetgreen, Cl A *	2,894	32,702

Consumer Staples — 3.2%
Albertsons, Cl A	3,652	83,996

Industrials — 15.2%
Advanced Drainage Systems	688	96,760
Array Technologies *	1,040	17,472
Chart Industries *	263	35,855
Great Lakes Dredge & Dock *	4,300	33,024
Tetra Tech	322	53,752
Veralto	354	29,120
Waste Management	744	133,250
		399,233
Information Technology — 5.7%
Teledyne Technologies *	154	68,729
Trimble *	1,535	81,662
		150,391
Materials — 9.2%
Berry Global Group	1,476	99,468
Crown Holdings	818	75,329

Schedule of Investments (Unaudited) December 31, 2023

KraneShares Rockefeller Ocean Engagement ETF

	Shares	Value
COMMON STOCK (continued)
Materials (continued)
Sealed Air	1,844	$67,343
		242,140
Utilities — 1.9%
American Water Works	380	50,156

TOTAL UNITED STATES		958,618

TOTAL COMMON STOCK (Cost $2,362,026)		2,502,889

TOTAL INVESTMENTS — 95.4% (Cost $2,362,026)		2,502,889
OTHER ASSETS LESS LIABILITIES – 4.6%		121,241
NET ASSETS - 100%		$2,624,130

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

See “Glossary” for abbreviations.

KRS-QH-040-0100

Consolidated Schedules of Investments/Schedule of Investments (Unaudited) December 31, 2023

Glossary (abbreviations used in preceding Consolidated Schedules of Investments/ Schedule of Investments):

Fund Abbreviations

Cl — Class

PLC — Public Limited Company